SHARE CAPITAL: (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 3.8
Dividend yield	0.00%
Expected volatility	56.00%
Risk-free interest rate	4.10%
Expected term	7 years